INVESTMENTS ACCOUNTED FOR UNDER THE EQUITY METHOD - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 09, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 10, 2019
Disclosure of investments accounted for using equity method [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		€ 2
Gain on remeasurement of previously held equity interest in joint venture		€ 2	€ (33)	€ (29)
Constellium-UACJ ABS LLC
Disclosure of investments accounted for using equity method [line items]
Proportion of ownership interest in joint venture	51.00%	51.00%
Gain on remeasurement of previously held equity interest in joint venture		€ 0	€ (33)
Constellium-UACJ ABS LLC
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interest acquired					49.00%